Financing receivables, net (Tables)	12 Months Ended
Dec. 31, 2022
Financing receivables, net
Schedule of financing receivables, net

	As of December 31,
	2021	2022
	RMB	RMB
Short-term:
Short-term financing receivables	99,857	110,418
Allowance for credit losses	(2,657)	(23,331)
Short-term financing receivables, net	97,200	87,087

Long-term:
Long-term financing receivables	571	—
Allowance for credit losses	—	—
Long-term financing receivables, net	571	—

Schedule of balances of financing receivables by due date

	As of December 31,
	2021	2022
	RMB	RMB
Due in months:
0 - 12	99,857	110,418
13 - 24	571	—
Total financing receivables	100,428	110,418

Schedule of movement of the allowance for credit losses

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the year	20,544	583	2,657
Release due to disposal of subsidiaries	—	—	(3,673)
Additions/(Reversal)	45,090	(1,934)	22,382
(Charge-offs)/Charge-offs reversal	(65,051)	4,008	1,965
Balance at end of the year	583	2,657	23,331

Schedule of aging analysis of past due financing receivables

				91 Days or
	1 - 30 Days	31 - 60 Days	61 - 90 Days	Greater Past	Total Past
Financing receivables	Past Due	Past Due	Past Due	Due	Due	Current	Total
As of December 31, 2021	1,354	700	232	—	2,286	98,142	100,428
As of December 31, 2022	278	69	—	—	347	110,071	110,418